Goldman Sachs Small_Mid Cap Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class P Shares [Member] | Goldman Sachs Small_Mid Cap Equity Fund | Class P Shares
Prospectus [Line Items]
Annual Return [Percent]	11.14%	11.74%	(15.44%)	30.86%	8.12%	26.69%